SEGMENTED INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of operation segment information [Table Text Block]
	For the three months ended	For the three months ended	For the six months ended	For the six months ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Net Sales
Commercial & Wholesale	$10,797	$-	$18,755	$-
House of Brands	13,000	10,810	26,765	15,793
Pharmaceuticals	-	-	-	-
Eliminations	(2,337)	(1,867)	(4,741)	(2,649)
	$21,460	$8,943	$40,779	$13,144

Net Loss
Commercial & Wholesale	$(6,710)	$-	$(6,737)	$-
House of Brands	(28,763)	(17,354)	(29,118)	(18,016)
Pharmaceuticals	(36)	-	(81)	-
Corp & Eliminations	(1,482)	(5,698)	(4,242)	(11,291)
	$(36,991)	$(23,052)	$(40,178)	$(29,307)

As at	June 30, 2023	December 31, 2022
Assets
Commercial & Wholesale	$11,129	$22,225
House of Brands	16,317	48,950
Pharmaceuticals	1,159	3,313
Corp & Eliminations	1,874	6,499
	$30,479	$80,987

	December 31, 2022	December 31, 2021
Net Sales
Commercial & Wholesale	$201	$3
House of Brands	40,531	6,254
Pharmaceuticals	2,543	3,190
Eliminations	(6,104)	(467)
	$37,171	$8,980

Gross Profit
Commercial & Wholesale	$(150)	$(14)
House of Brands	13,592	1,256
Pharmaceuticals	972	1,650
Corp & Eliminations	-	(467)
	$14,414	$2,425

Net Income (Loss)
Commercial & Wholesale	$(1,643)	$(1,076)
House of Brands	(31,764)	(1,197)
Pharmaceuticals	(1,229)	311
Corp & Eliminations	(17,993)	(19,399)
	$(52,629)	$(21,361)

Schedule of other significant items [Table Text Block]
	Commercial & Wholesale	House of Brands	Pharmaceuticals	Corporate & Eliminations	Consolidated
2022
Stock based compensation	$-	$-	$-	$3,404	$3,404
Interest income	(19)	(20)	(9)	(8)	(56)
Income taxes	(12)	(1,393)	(133)	-	(1,538)
Depreciation and amortization	165	2,099	174	191	2,629
Unrealized loss from changes in fair value	-	-	-	593	593
Total assets	22,225	48,950	3,313	6,499	80,987

2021
Stock based compensation	$-	$-	$-	$1,340	$1,340
Interest expense	2	8	14	8	32
Income taxes	-	(127)	29	-	(98)
Depreciation and amortization	168	208	58	67	501
Unrealized loss from changes in fair value	-	-	-	2,345	2,345
Total assets	3,040	36,912	4,602	40,925	85,479

Schedule of disaggregation of net sales by geographic area [Table Text Block]
	For the three months ended	For the three months ended	For the six months ended	For the six months ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Net Sales
United States	$10,352	$8,679	$21,351	$12,745
Germany	10,797	-	18,755	-
United Kingdom	311	264	673	399
	$21,460	$8,943	$40,779	$13,144

	December 31, 2022	December 31, 2021
Net Sales
United States	$32,504	$1,681
Germany	87	-
Colombia	3,578	6,919
United Kingdom	1,002	-
Canada	-	380
	$37,171	$8,980

	December 31, 2022	December 31, 2021
Net Loss Before Income Taxes
United States	$(27,867)	$(750)
Germany	(121)	-
Colombia	(6,059)	(3,312)
United Kingdom	(3,120)	-
Canada	(17,000)	(17,397)
	$(54,167)	$(21,459)

Schedule of disaggregation of long-lived assets by geographic area [Table Text Block]
	December 31, 2022	December 31, 2021
Property, Plant and Equipment
United States	$759	$117
Germany	459	-
Colombia	3,592	3,633
	$4,810	$3,750

	December 31, 2022	December 31, 2021
Other Long-lived Assets
United States	$33,332	$29,533
Germany	9,969	-
Colombia	800	409
United Kingdom	191	-
Canada	730	3,844
	$45,022	$33,786

	December 31, 2022	December 31, 2021
Total Assets
United States	$45,341	$31,847
Germany	19,382	-
Colombia	8,122	12,439
United Kingdom	559	-
Canada	7,583	41,193
	$80,987	$85,479